UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


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

Senior Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933159938
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700AA6
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  US949700AA66
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For

1F     ELECTION OF ARI M. CHANEY (THIRD LIEN DIRECTOR)           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933159926
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700108
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  US9497001084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK J. RUDAY *                                           Mgmt          For                            For

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/27/2010